Cash and cash equivalents	12 Months Ended
Mar. 31, 2022
Disclosure Of Cash And Cash Equivalents [Abstract]
Disclosure of cash and cash equivalents [text block]

8.	Cash and cash equivalents

Cash and cash equivalents as per consolidated statement of financial position, as of March 31, 2022 amounted to ₹
3,781,978
(March 31, 2021: ₹
5,101,083
). This excludes cash-restricted of ₹ 792,035 (March 31, 2021: ₹ 400,971), representing deposits held under lien against working capital facilities availed and bank guarantees given by the Group towards future performance obligations.

(a) Restricted cash

	March 31, 2022	March 31, 2021	March 31, 2020
Current
Bank deposits held under lien against borrowings / guarantees from banks / Government authorities	792,035	400,971	332,605
Total restricted cash	792,035	400,971	332,605

(b) Non restricted cash

Current
Cash and bank balances	3,781,978	5,101,083	2,318,480

Total cash (a+b)	4,574,013	5,502,054	2,651,085
Bank overdraft used for cash management purposes	(371,995)	(123,666)	(1,235,794)
Cash and cash equivalents for the statement of cash flows	4,202,018	5,378,388	1,415,291